SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:	SIGNIFICANT ACCOUNTING POLICIES

a.	Interim Financial Statements

The accompanying unaudited interim financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") for interim financial information. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the Company's consolidated financial position and changes in shareholders' equity as of June 30, 2014, as well as consolidated results of operations and consolidated cash flows for the six months ended June 30, 2014 and 2013, have been included.

Commencing in 2014, the acquisition of ClientConnect Ltd. ("ClientConnect") is reflected in the Company's financial statements as a reverse acquisition of all of Perion's outstanding shares and options by ClientConnect, in accordance with Accounting Standards Codification Topic 805, "Business Combinations" ("ASC 805"). Under the rules of ASC 805, ClientConnect is considered as the acquirer and the Company is viewed as the acquiree and therefore, the comparative amounts as included in these financial statements, namely, consolidated balance sheet and changes in shareholders' equity as of December 31, 2013, and the related consolidated statements of income, comprehensive income and cash flows for the six months ended June 30, 2013, represent ClientConnect's amounts and results for those periods.

The balance sheet at December 31, 2013 has been derived from the audited consolidated financial statements of ClientConnect.The accompanying unaudited interim financial statements should be read in conjunction with ClientConnect's audited consolidated financial statements and accompanying notes for the year ended December 31, 2013 included in the Current Report on Form 6-K of the Company furnished with the SEC on April 18, 2014. For equity and legal matters the accompanying unaudited interim financial statements should be read in conjunction with the Company's Annual Report on Form 20-F filed with the Securities and Exchange Commission (the "SEC") on April 10, 2014 as amended by Form 20F/A filed with the SEC on July 29, 2014.

Results for the six months ended June 30, 2014, are not necessarily indicative of the results that may be expected for the year ending on December 31, 2014.

b.	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported results of operations during the reporting periods. Actual results could differ from those estimates.

c.	Impact of recently issued accounting standards not yet adopted

In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (ASU 2014-09) "Revenue from Contracts with Customers." ASU 2014-09 supersedes the revenue recognition requirements in "Revenue Recognition (Topic 605)", and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. The Company is currently in the process of evaluating the impact of the adoption of ASU 2014-09 on its consolidated financial statements.